POST REPORTING EVENTS (Details) $ / shares in Units, $ in Millions	Mar. 12, 2020 USD ($) $ / shares shares	Feb. 11, 2020 USD ($) machine	Dec. 31, 2019 shares	Dec. 16, 2019 shares	Sep. 16, 2019 shares	Jun. 14, 2019 shares	Mar. 22, 2019 shares	Dec. 31, 2018 shares	Dec. 14, 2018 shares	Sep. 14, 2018 shares	Jun. 15, 2018 shares	Mar. 20, 2018 shares	Dec. 15, 2017 shares	Sep. 15, 2017 shares	Jun. 15, 2017 shares	Mar. 21, 2017 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares				58,939,685	58,877,185	58,877,185	58,665,310		58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	59,036,310	59,169,710	59,110,335
Number of shares outstanding (in shares) | shares			59,009,685	58,939,685	58,877,185	58,877,185	58,665,310	58,650,310	58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	59,036,310	59,169,710	59,110,335
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends declared (in US dollars per share) | $ / shares	$ 0.1475
Estimated amount of dividend payment | $	$ 8.7
Number of shares issued (in shares) | shares	59,009,685
Number of shares outstanding (in shares) | shares	59,009,685
Nortech | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Net cash consideration paid | $		$ 36.5
Outstanding obligations or indemnifications | $		12.0
Escrow deposit | $		$ 4.7
Number of machines (machines) | machine		400